Significant Accounting Policies (Details) - Schedule of Eestimated Useful Lives	12 Months Ended
Dec. 31, 2023
Administrative facilities [Member]
Significant Accounting Policies (Details) - Schedule of Eestimated Useful Lives [Line Items]
Estimated useful lives	51 years
Administrative facilities [Member] | Minimum [Member]
Significant Accounting Policies (Details) - Schedule of Eestimated Useful Lives [Line Items]
Estimated useful lives	20 years
Main production structures [Member]
Significant Accounting Policies (Details) - Schedule of Eestimated Useful Lives [Line Items]
Estimated useful lives	56 years
Main production structures [Member] | Minimum [Member]
Significant Accounting Policies (Details) - Schedule of Eestimated Useful Lives [Line Items]
Estimated useful lives	20 years
Minor production structures [Member]
Significant Accounting Policies (Details) - Schedule of Eestimated Useful Lives [Line Items]
Estimated useful lives	35 years
Minor production structures [Member] | Minimum [Member]
Significant Accounting Policies (Details) - Schedule of Eestimated Useful Lives [Line Items]
Estimated useful lives	20 years
Mills and horizontal furnaces [Member]
Significant Accounting Policies (Details) - Schedule of Eestimated Useful Lives [Line Items]
Estimated useful lives	45 years
Mills and horizontal furnaces [Member] | Minimum [Member]
Significant Accounting Policies (Details) - Schedule of Eestimated Useful Lives [Line Items]
Estimated useful lives	24 years
Vertical furnaces, crushers and grinders [Member]
Significant Accounting Policies (Details) - Schedule of Eestimated Useful Lives [Line Items]
Estimated useful lives	36 years
Vertical furnaces, crushers and grinders [Member] | Minimum [Member]
Significant Accounting Policies (Details) - Schedule of Eestimated Useful Lives [Line Items]
Estimated useful lives	23 years
Electricity facilities and other minors [Member]
Significant Accounting Policies (Details) - Schedule of Eestimated Useful Lives [Line Items]
Estimated useful lives	35 years
Electricity facilities and other minors [Member] | Minimum [Member]
Significant Accounting Policies (Details) - Schedule of Eestimated Useful Lives [Line Items]
Estimated useful lives	10 years
Furniture and fixtures [Member]
Significant Accounting Policies (Details) - Schedule of Eestimated Useful Lives [Line Items]
Estimated useful lives	10 years
Heavy units [Member]
Significant Accounting Policies (Details) - Schedule of Eestimated Useful Lives [Line Items]
Estimated useful lives	15 years
Heavy units [Member] | Minimum [Member]
Significant Accounting Policies (Details) - Schedule of Eestimated Useful Lives [Line Items]
Estimated useful lives	5 years
Light units [Member]
Significant Accounting Policies (Details) - Schedule of Eestimated Useful Lives [Line Items]
Estimated useful lives	10 years
Light units [Member] | Minimum [Member]
Significant Accounting Policies (Details) - Schedule of Eestimated Useful Lives [Line Items]
Estimated useful lives	5 years
Computer equipment [Member]
Significant Accounting Policies (Details) - Schedule of Eestimated Useful Lives [Line Items]
Estimated useful lives	10 years
Computer equipment [Member] | Minimum [Member]
Significant Accounting Policies (Details) - Schedule of Eestimated Useful Lives [Line Items]
Estimated useful lives	3 years
Tools [Member]
Significant Accounting Policies (Details) - Schedule of Eestimated Useful Lives [Line Items]
Estimated useful lives	10 years
Tools [Member] | Minimum [Member]
Significant Accounting Policies (Details) - Schedule of Eestimated Useful Lives [Line Items]
Estimated useful lives	5 years